Derivatives (Details) - Schedule of Conducting Derivative Activities - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member] | Gross fair value [Member]
Commodity derivatives:
Short-term derivative asset		$ 583,035
Long-term derivative asset		76,199
Short-term derivative liability		(191,547)
Long-term derivative liability
Successor [Member] | Amounts netted [Member]
Commodity derivatives:
Short-term derivative asset		(191,547)
Long-term derivative asset
Short-term derivative liability		(191,547)
Long-term derivative liability
Successor [Member] | Net fair value [Member]
Commodity derivatives:
Short-term derivative asset		391,488
Long-term derivative asset		76,199
Short-term derivative liability
Long-term derivative liability
Total derivative		$ 467,687
Predecessor [Member] | Gross fair value [Member]
Commodity derivatives:
Short-term derivative asset	$ 128,714		$ 1,596,361
Long-term derivative asset
Short-term derivative liability	(1,132,478)		(2,787,715)
Long-term derivative liability	(388,642)
Predecessor [Member] | Amounts netted [Member]
Commodity derivatives:
Short-term derivative asset	(128,714)		1,596,361
Long-term derivative asset
Short-term derivative liability	128,714		1,596,361
Long-term derivative liability
Predecessor [Member] | Net fair value [Member]
Commodity derivatives:
Short-term derivative asset
Long-term derivative asset
Short-term derivative liability	(1,003,764)		(1,191,354)
Long-term derivative liability	(388,642)
Total derivative	$ (1,392,406)		$ (1,191,354)